Note 9 - Other Income - Components of Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Government grant – Gold sale export incentive	$ 2,446	$ 1,104
Other	148	226	110
Total	$ 2,594	$ 1,330	$ 110